Schedule of trade and other payables (Details) - GBP (£)	Jun. 30, 2022	Dec. 31, 2021
Trade And Other Payables Due Within One Year
Trade payables	£ 1,689,386	£ 1,422,393
Other tax and social security	229,715	311,204
Accruals	1,685,480	2,330,582
Other payables	37,331	39,436
Trade and other payables	£ 3,641,912	£ 4,103,615